TAXATION - Schedule of Components of Income Tax Expense (Benefit) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current income tax expense	¥ 10,458		¥ 13,300	¥ 25,413
Deferred income tax (benefit)/expense	28,840	$ 4,420	(30,020)	(13,067)
Income Tax Expense (Benefit)	¥ 39,298	$ 6,022	¥ (16,720)	¥ 12,346